LONG-TERM INVESTMENTS - Equity method investments and equity investments (Details) - HKD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Jan. 31, 2019
LONG-TERM INVESTMENTS
Equity method investments	$ 229,970	$ 233,834	$ 7,798	$ 6,709
Equity investments without readily determinable fair values	15,754	15,754	15,596
Total	$ 245,724	$ 249,588	$ 23,394